Subsequent Events (Details Narrative) - Subsequent Event [Member] - $ / shares	1 Months Ended		4 Months Ended
	Jan. 31, 2022	Jan. 20, 2022	Apr. 29, 2022	Apr. 20, 2022
Quarterly Unit Cash Distribution From November 12, 2021 to February 11, 2022 | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Distribution Made To Limited Partner And General Partner Announcement Date		Jan. 20, 2022
Distribution Made to Limited Partner, Distributions Paid, Per Unit		$ 0.5625
Distribution Made To Limited And General Partner Distribution Date		Feb. 14, 2022
Distribution Made To Limited And General Partner Date Record		Feb. 07, 2022
Quarterly Unit Cash Distribution From November 22, 2021 to February 21, 2022 | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Distribution Made To Limited Partner And General Partner Announcement Date	Jan. 31, 2022
Distribution Made to Limited Partner, Distributions Paid, Per Unit	$ 0.546875
Distribution Made To Limited And General Partner Distribution Date	Feb. 22, 2022
Distribution Made To Limited And General Partner Date Record	Feb. 14, 2022
Quarterly Unit Cash Distribution From February 12, 2022 to May 11, 2022 [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Distribution Made To Limited Partner And General Partner Announcement Date				Apr. 20, 2022
Distribution Made to Limited Partner, Distributions Paid, Per Unit				$ 0.5625
Distribution Made To Limited And General Partner Distribution Date				May 12, 2022
Distribution Made To Limited And General Partner Date Record				May 05, 2022
Quarterly Unit Cash Distribution From February 22, 2022 to May 21, 2022 [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Distribution Made To Limited Partner And General Partner Announcement Date			Apr. 29, 2022
Distribution Made to Limited Partner, Distributions Paid, Per Unit			$ 0.546875
Distribution Made To Limited And General Partner Distribution Date			May 23, 2022
Distribution Made To Limited And General Partner Date Record			May 16, 2022